Note 13 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13.	PROPERTY, PLANT AND EQUIPMENT

	2017
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
Balance at end of previous year	8,330.2	22,764.3	4,584.2	1,740.7	37,419.4
Effect of movements in foreign exchange	3.1	34.6	(27.3)	8.3	18.7
Business combinations	228.9	(24.7)	-	-	204.2
Acquisitions	10.2	626.1	171.8	2,367.4	3,175.5
Disposals	(25.9)	(555.5)	(125.4)	-	(706.8)
Transfer to other asset categories	415.4	1,657.8	473.2	(2,857.3)	(310.9)
Others	-	36.2	-	(1.2)	35.0
Balance at end	8,961.9	24,538.8	5,076.5	1,257.9	39,835.1

Depreciation and Impairment
Balance at end of previous year	(2,278.2)	(13,075.3)	(2,912.1)	-	(18,265.6)
Foreign exchange effects	(12.1)	(104.9)	0.3	-	(116.7)
Depreciation	(299.0)	(2,245.5)	(655.9)	-	(3,200.4)
Impairment losses	-	(125.0)	(0.2)	-	(125.2)
Disposals and write-off	5.3	539.5	109.5	-	654.3
Transfer to other asset categories	(1.9)	29.7	5.2	-	33.0
Others	-	7.8	-	-	7.8
Balance at end	(2,585.9)	(14,973.7)	(3,453.2)	-	(21,012.8)
Carrying amount:
December 31, 2016	6,052.0	9,689.0	1,672.1	1,740.7	19,153.8
December 31, 2017	6,376.0	9,565.1	1,623.3	1,257.9	18,822.3

	2016
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
Balance at end of previous year	7,718.3	22,369.6	4,465.1	2,132.6	36,685.6
Effect of movements in foreign exchange	(474.7)	(1,528.0)	(427.4)	(222.6)	(2,652.7)
Acquisitions through business combinations	283.4	360.4	56.0	0.6	700.4
Acquisitions through exchange transaction of shareholdings	221.2	185.0	-	27.7	433.9
Disposals through exchange transaction of shareholdings	(121.0)	(344.3)	(101.3)	(4.8)	(571.4)
Acquisitions	8.4	819.4	276.0	2,905.5	4,009.3
Disposals	(106.0)	(693.1)	(210.3)	(3.3)	(1,012.7)
Transfer to other asset categories	800.6	1,595.3	526.1	(3,095.0)	(173.0)
Balance at end	8,330.2	22,764.3	4,584.2	1,740.7	37,419.4

Depreciation and Impairment
Balance at end of previous year	(2,244.0)	(12,562.6)	(2,738.9)	-	(17,545.5)
Foreign exchange effects	95.6	804.8	236.7	-	1,137.1
Disposals through exchange transaction of shareholdings	52.8	241.7	51.4	-	345.9
Depreciation	(277.8)	(2,117.6)	(688.4)	-	(3,083.8)
Impairment losses	(0.1)	(120.7)	(0.1)	-	(120.9)
Disposals	95.3	646.0	187.5	-	928.8
Transfer to other asset categories	-	21.7	39.7	-	61.4
Others	-	11.4	-	-	11.4
Balance at end	(2,278.2)	(13,075.3)	(2,912.1)	-	(18,265.6)
Carrying amount:
December 31, 2015	5,474.3	9,807.0	1,726.2	2,132.6	19,140.1
December 31, 2016	6,052.0	9,689.0	1,672.1	1,740.7	19,153.8

Leases, capitalized interests and fixed assets provided as guarantee are not
material.